Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2024
Fidelity Asset Manager 85% | Return Before Taxes
Average Annual Return:
Past 1 year	18.98%
Past 5 years	11.32%
Past 10 years	7.93%
Fidelity Asset Manager 85% | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.62%
Past 5 years	10.39%
Past 10 years	6.78%
Fidelity Asset Manager 85% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.51%
Past 5 years	8.86%
Past 10 years	6.06%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0253
Average Annual Return:
Past 1 year	19.38%
Past 5 years	11.02%
Past 10 years	8.24%